--------------------------------------------------------------------------------
        Annual Report - Financial Statements
--------------------------------------------------------------------------------



        T. Rowe Price



                        Personal Strategy
                        Income Fund

                        --------------
                         May 31, 1997
                        --------------



--------------------------------------------------------------------------------

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


---------------------
Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                          Year                        7/29/94
                                         Ended                        through
                                       5/31/97         5/31/96        5/31/95

NET ASSET VALUE
Beginning of period                   $  11.85        $  10.94       $  10.00
                                      ..........................................
Investment activities
 Net investment income                    0.51*           0.50*          0.41*
 Net realized and
 unrealized gain (loss)                   1.10            0.98           0.85
                                      ..........................................
 Total from
 investment activities                    1.61            1.48           1.26
                                      ..........................................
Distributions
 Net investment income                   (0.50)          (0.47)         (0.32)
 Net realized gain                       (0.98)          (0.10)             -
                                      ..........................................
 Total distributions                     (1.48)          (0.57)         (0.32)
                                      ..........................................

NET ASSET VALUE
End of period                         $  11.98        $  11.85       $  10.94
                                      ------------------------------------------

Ratios/Supplemental Data

Total return                             14.70%*         13.84%*        12.90%*
 ................................................................................
Ratio of expenses to
average net assets                        0.95%*          0.95%*         0.95%+*
 ................................................................................
Ratio of net investment
income to average
net assets                                4.38%*          4.31%*         4.71%+*
 ................................................................................
Portfolio turnover rate                   44.8%           34.1%          50.5%+
 ................................................................................
Average commission rate paid          $ 0.0375        $ 0.0522              -
 ................................................................................
Net assets, end of period
(in thousands)                        $ 44,368        $ 25,545       $ 20,705
 ................................................................................


* Excludes expenses in excess of a 0.95% voluntary expense limitation in effect through 5/31/98.
+  Annualized.


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------
                                                                  May 31, 1997

------------------------
Statement of Net Assets                              Shares/Par          Value
--------------------------------------------------------------------------------
                                                                  In thousands
Common Stocks 39.9%

FINANCIAL 8.0%

Bank and Trust 3.8%

Abbey National (GBP)                                      4,000       $     58
 ................................................................................
Air Liquide (L) (FRF)                                       220             34
 ................................................................................
BANC ONE                                                  1,000             43
 ................................................................................
Banca Commerciale Italiana (ITL)                         20,000             39
 ................................................................................
Banco de Bilbao Vizcaya ADR                                 800             56
 ................................................................................
Banco Frances del Rio ADR                                 1,035             34
 ................................................................................
Bank Boston                                                 600             44
 ................................................................................
Barclay's (GBP)                                           3,000             58
 ................................................................................
Chase Manhattan                                           1,200            113
 ................................................................................
Citicorp                                                    600             69
 ................................................................................
Deutsche Bank (DEM)                                         500             28
 ................................................................................
Development Bank of Singapore (SGD)                       3,000             38
 ................................................................................
Great Western Financial                                   3,400            165
 ................................................................................
HSBC Holdings (GBP)                                       3,400            105
 ................................................................................
J. P. Morgan                                                530             57
 ................................................................................
KeyCorp                                                     550             30
 ................................................................................
Kredietbank (BEF)                                           200             82
 ................................................................................
Mellon Bank                                               1,550            136
 ................................................................................
National City                                             1,000             51
 ................................................................................
NationsBank                                                 700             41
 ................................................................................
Norwest                                                   1,600             86
 ................................................................................
Overseas Chinese Bank (SGD)                               3,000             37
 ................................................................................
Schweizerischer Bankverein (CHF)*                           300             72
 ................................................................................
Societe Generale (FRF)                                      400             44
 ................................................................................
Societe Generale de Belgique (BEF)                          150             14
 ................................................................................
Svenska Handelsbank (SEK)                                 1,000             27
 ................................................................................
Union Bank of Switzerland (CHF)                              40             44
 ................................................................................
Wells Fargo                                                 200             53
 ................................................................................
Westpac Bank (AUD)                                        6,000             33
 ................................................................................
                                                                         1,691
                                                                    ............
Insurance 2.1%

ACE Limited                                               1,400             90
 ................................................................................
American General                                          1,400             62
 ................................................................................

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------

                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands

American International Group                                 400       $    54
 ................................................................................
CKAG Colonia Konzern (DEM)                                   600            58
 ................................................................................
EXEL                                                         800            35
 ................................................................................
Mid Ocean Limited                                          1,100            50
 ................................................................................
St. Paul Companies                                         2,900           208
 ................................................................................
Travelers Property Casualty (Class A)                      5,200           200
 ................................................................................
UNUM                                                       1,000            79
 ................................................................................
Willis-Corroon ADR                                         7,000            79
 ................................................................................
                                                                           915
                                                                      ..........
Financial Services 2.1%

American Express                                           1,700           118
 ................................................................................
AXA (FRF)                                                    700            42
 ................................................................................
Fannie Mae                                                 2,500           109
 ................................................................................
Freddie Mac                                                3,000            99
 ................................................................................
Green Tree Financial                                       1,000            35
 ................................................................................
H&R Block                                                  5,800           191
 ................................................................................
Hartford Life (Class A)*                                     200             7
 ................................................................................
Household International                                      300            30
 ................................................................................
ING Groep (NLG)                                            1,750            77
 ................................................................................
Mercury Finance                                            6,900            18
 ................................................................................
Money Store                                                1,600            41
 ................................................................................
Pearson (GBP)                                              2,000            24
 ................................................................................
Sallie Mae                                                   550            67
 ................................................................................
Travelers Group                                            1,733            95
 ................................................................................
                                                                           953
                                                                      ..........
Total Financial                                                          3,559
                                                                      ..........
UTILITIES 3.0%

Telephone Services 2.0%

 ................................................................................
ALLTEL                                                     1,200            40
 ................................................................................
AT&T                                                       4,350           160
 ................................................................................
BellSouth                                                  1,700            77
 ................................................................................
British Telecommunications ADR                               700            51
 ................................................................................
Frontier                                                   5,300            97
 ................................................................................
Hong Kong Telecommunications ADR                           1,100            25
 ................................................................................
SBC Communications                                         3,300           193
 ................................................................................
Sprint                                                       400            20
 ................................................................................

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands

Telecom Corp. of New Zealand ADR                           800         $     31
 ................................................................................
Telefonica de Espana ADR                                 1,000               87
 ................................................................................
Telekom Malaysia (MYR)                                   2,000               15
 ................................................................................
Telmex ADR                                               1,300               58
 ................................................................................
                                                                            854
                                                                       .........
Electric Utilities 1.0%

Centerior Energy                                         4,800               52
 ................................................................................
Electrabel (BEF)                                            50               11
 ................................................................................
Empresa Nacional de Electricidad ADR                       300               23
 ................................................................................
Entergy                                                    800               21
 ................................................................................
Hong Kong Electric (HKD)                                10,000               36
 ................................................................................
Niagara Mohawk*                                          4,100               36
 ................................................................................
Ohio Edison                                              3,500               74
 ................................................................................
PECO Energy                                              2,700               51
 ................................................................................
Texas Utilities                                            500               17
 ................................................................................
Unicom                                                   3,800               87
 ................................................................................
Veba (DEM)                                                 800               45
 ................................................................................
                                                                            453
                                                                       .........
Total Utilities                                                           1,307
                                                                       .........

CONSUMER NONDURABLES 8.7%

Cosmetics 0.4%

Gillette                                                   100                9
 ................................................................................
Intl Flavors & Fragrances                                2,100               93
 ................................................................................
Kao (JPY)                                                5,000               68
 ................................................................................
                                                                            170
                                                                       .........
Beverages 0.5%

Coca-Cola                                                  200               14
 ................................................................................
LVMH (FRF)                                                 200               48
 ................................................................................
PepsiCo                                                  4,000              147
 ................................................................................
                                                                            209
                                                                       .........
Food Processing 1.8%

Cadbury Schweppes ADR                                    1,500               54
 ................................................................................
CPC International                                        1,000               86
 ................................................................................
CSM (NLG)                                                  500               26
 ................................................................................
Danisco (DKK)                                            1,000               59
 ................................................................................
Eridania Beghin-Say (FRF)                                  300               42
 ................................................................................

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


                                                    Shares/Par            Value
--------------------------------------------------------------------------------
                                                                   In thousands

General Mills                                              860        $      54
 ................................................................................
Heinz                                                    1,800               78
 ................................................................................
Interstate Bakeries                                        700               38
 ................................................................................
McCormick                                                2,900               76
 ................................................................................
Nabisco Holdings (Class A)                                 800               32
 ................................................................................
Nestle (CHF)                                                50               62
 ................................................................................
Ralston Purina                                             800               68
 ................................................................................
Sara Lee                                                 2,600              106
 ................................................................................
                                                                            781
                                                                      ..........
Hospital Supplies/Hospital Management 0.6%

Baxter International                                       600               32
 ................................................................................
Boston Scientific *                                        800               43
 ................................................................................
Columbia/HCA Healthcare                                  1,600               58
 ................................................................................
HealthSouth *                                            1,600               37
 ................................................................................
Medtronic                                                  600               44
 ................................................................................
Quest Diagnostics *                                        325                6
 ................................................................................
Vencor *                                                 1,600               65
 ................................................................................
                                                                            285
                                                                      ..........
Pharmaceuticals 2.6%

American Home Products                                   1,580              121
 ................................................................................
Amgen                                                      500               33
 ................................................................................
Astra (SEK)                                              3,200               49
 ................................................................................
Bristol-Myers Squibb                                       500               37
 ................................................................................
Eli Lilly                                                  596               55
 ................................................................................
Gehe (DEM)                                               1,000               71
 ................................................................................
Glaxo Wellcome ADR                                       1,100               44
 ................................................................................
Johnson & Johnson                                        1,600               96
 ................................................................................
Merck                                                      900               81
 ................................................................................
Novartis (CHF)                                              64               87
 ................................................................................
Pfizer                                                   1,460              150
 ................................................................................
Pharmacia & Upjohn                                       2,005               69
 ................................................................................
Schering-Plough                                            700               64
 ................................................................................
SmithKline Beecham ADR                                   1,200              105
 ................................................................................
Takeda Chemical Industries (JPY)                         2,000               51
 ................................................................................
Warner-Lambert                                             400               40
 ................................................................................
                                                                          1,153
                                                                      ..........

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

Health Care Services 0.2%

Altana AG (DEM)                                              40       $      37
 ................................................................................
PacifiCare Health Systems (Class B)*                        600              48
 ................................................................................
United HealthCare                                           500              28
 ................................................................................
                                                                            113
                                                                      ..........
Miscellaneous Consumer Products 2.6%

Benetton Group (ITL)                                      4,000              56
 ................................................................................
Bridgestone (JPY)                                         3,000              68
 ................................................................................
Colgate-Palmolive                                         1,300              81
 ................................................................................
CUC International*                                        1,800              41
 ................................................................................
Grand Metropolitan ADR                                    1,100              41
 ................................................................................
Jones Apparel Group*                                        600              28
 ................................................................................
Kuraray (JPY)                                             3,000              29
 ................................................................................
Lion Nathan (NZD)                                        20,000              52
 ................................................................................
Mattel                                                    1,800              54
 ................................................................................
Newell                                                    1,300              50
 ................................................................................
NIKE                                                        200              11
 ................................................................................
Philip Morris                                             4,350             191
 ................................................................................
Procter & Gamble                                            400              55
 ................................................................................
Richfood Holdings                                         1,500              35
 ................................................................................
Service Corp.                                             1,500              53
 ................................................................................
Stanley Works                                             1,000              41
 ................................................................................
Tambrands                                                 1,640              79
 ................................................................................
Unilever N.V. ADR                                           300              58
 ................................................................................
UST                                                       4,100             117
 ................................................................................
                                                                          1,140
                                                                      ..........
Total Consumer Nondurables                                                3,851
                                                                      ..........
CONSUMER SERVICES 3.9%

General Merchandisers 0.8%

Dayton Hudson                                             1,000              48
 ................................................................................
Marui (JPY)                                               2,000              37
 ................................................................................
Tesco (GBP)                                              10,107              62
 ................................................................................
TJX                                                         800              39
 ................................................................................
Wal-Mart                                                  3,000              89
 ................................................................................
Warnaco Group (Class A)                                   2,300              76
 ................................................................................
                                                                            351
                                                                      ..........

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


                                                      Shares/Par          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Specialty Merchandisers 1.0%

American Stores                                              600      $      27
 ................................................................................
Circuit City Stores                                          400             16
 ................................................................................
CVS*                                                         884             42
 ................................................................................
Federated Department Stores*                               1,600             59
 ................................................................................
General Nutrition*                                         2,000             46
 ................................................................................
Home Depot                                                   700             44
 ................................................................................
Kohl's*                                                      900             48
 ................................................................................
McKesson                                                     100              8
 ................................................................................
Safeway*                                                   1,100             50
 ................................................................................
The Gap                                                      500             17
 ................................................................................
Toys "R" Us*                                               3,400            106
 ................................................................................
                                                                            463
                                                                      ..........
Entertainment and Leisure 1.3%

Boston Chicken*                                              800             14
 ................................................................................
Carnival (Class A)                                         1,500             57
 ................................................................................
Disney                                                     1,000             82
 ................................................................................
Hutchison Whampoa (HKD)                                   11,000             92
 ................................................................................
ITT*                                                       1,500             89
 ................................................................................
McDonald's                                                 1,100             55
 ................................................................................
Reader's Digest (Class B)                                  5,040            130
 ................................................................................
Sharp (JPY)                                                3,000             39
 ................................................................................
                                                                            558
                                                                      ..........
Media and Communications 0.8%

Elsevier (NLG)                                             3,000             51
 ................................................................................
R. R. Donnelley                                            2,200             82
 ................................................................................
Time Warner                                                  900             42
 ................................................................................
Tribune                                                    1,200             52
 ................................................................................
U S WEST Media*                                            2,800             55
 ................................................................................
Vodafone ADR                                               2,100             94
 ................................................................................
                                                                            376
                                                                      ..........
Total Consumer Services                                                   1,748
                                                                      ..........
CONSUMER CYCLICALS 2.1%

Automobiles and Related 0.4%

Cycle & Carriage (SGD)                                     2,000             20
 ................................................................................
Honda ADR                                                  1,000             61
 ................................................................................

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


                                                     Shares/Par           Value
--------------------------------------------------------------------------------
                                                                   In thousands

Lear*                                                       400       $      15
 ................................................................................
Lucasvarity ADR*                                          1,470              47
 ................................................................................
SPX                                                         800              48
 ................................................................................
                                                                            191
                                                                      ..........
Building and Real Estate 0.6%

Cheung Kong Holdings (HKD)                                8,000              82
 ................................................................................
DBS Land (SGD)*                                          10,000              35
 ................................................................................
Federal Realty Investment Trust, REIT                     2,700              71
 ................................................................................
Patriot American Hospitality, REIT                          500              11
 ................................................................................
Simon DeBartolo Group, REIT                               1,968              59
 ................................................................................
                                                                            258
                                                                      ..........
Miscellaneous Consumer Durables 1.1%

Corning                                                   4,200             212
 ................................................................................
Eastman Kodak                                               800              66
 ................................................................................
Masco                                                       700              27
 ................................................................................
Oce Van Der Grinten NV (NLG)                                300              39
 ................................................................................
Ricoh (JPY)                                               4,000              52
 ................................................................................
Whirlpool                                                 1,800              90
 ................................................................................
                                                                            486
                                                                      ..........
Total Consumer Cyclicals                                                    935
                                                                      ..........

TECHNOLOGY 2.5%

Electronic Components 0.5%

Altera*                                                     500              27
 ................................................................................
Intel                                                       600              91
 ................................................................................
Linear Technology                                           400              20
 ................................................................................
Maxim Integrated Products*                                  800              43
 ................................................................................
Motorola                                                    400              26
 ................................................................................
Xilinx*                                                     400              21
 ................................................................................
                                                                            228
                                                                      ..........
Electronic Systems 0.4%

ADT*                                                      1,800              52
 ................................................................................
Hewlett-Packard                                             600              31
 ................................................................................
Honeywell                                                 1,150              84
 ................................................................................
Nokia ADR                                                   300              20
 ................................................................................
                                                                            187
                                                                      ..........

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


                                                      Shares/Par          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Information Processing 0.5%

COMPAQ Computer *                                            400      $      43
 ................................................................................
Dell Computer *                                              200             23
 ................................................................................
Hitachi ADR                                                  400             43
 ................................................................................
IBM                                                        1,460            126
 ................................................................................
                                                                            235
                                                                      ..........

Telecommunications Equipment 0.6%

Cisco Systems *                                              900             61
 ................................................................................
LM Ericsson (Class B) ADR                                    300             11
 ................................................................................
Lucent Technologies                                          400             25
 ................................................................................
MCI                                                          800             31
 ................................................................................
Telecomunicacoes Brasileiras ADR                             700             96
 ................................................................................
Tellabs *                                                    300             15
 ................................................................................
World Com                                                    900             27
 ................................................................................
                                                                            266
                                                                      ..........

Aerospace and Defense 0.5%

AlliedSignal                                               1,440            110
 ................................................................................
Boeing                                                       500             53
 ................................................................................
Lockheed Martin                                              500             47
 ................................................................................
                                                                            210
                                                                      ..........
Total Technology                                                          1,126
                                                                      ..........

CAPITAL EQUIPMENT 1.9%

Electrical Equipment 1.2%

ABB AG (CHF)                                                  30             41
 ................................................................................
Canon (JPY)                                                2,000             51
 ................................................................................
Emerson Electric                                             600             33
 ................................................................................
GE                                                         3,000            181
 ................................................................................
Hubbell (Class B)                                          1,600             73
 ................................................................................
Mitsubishi Electric (JPY)                                  5,000             28
 ................................................................................
Siemens (DEM)                                              1,000             56
 ................................................................................
Tomkins ADR                                                2,000             36
 ................................................................................
Tyco International                                           800             51
 ................................................................................
                                                                            550
                                                                      ..........
Machinery 0.7%

Danaher                                                    1,600             78
 ................................................................................
GKN (GBP)                                                  3,000             52
 ................................................................................

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


                                                Shares/Par             Value
--------------------------------------------------------------------------------
                                                                In thousands
Man (DEM)                                              200     $          57
 ................................................................................
Teleflex                                             1,300                80
 ................................................................................
Valmet (FIM)                                         2,000                36
 ................................................................................
                                                                         303
                                                               .................
Total Capital Equipment                                                  853
                                                               .................

BUSINESS SERVICES AND
TRANSPORTATION  3.3%

Computer Service and Software  1.5%

Ascend Communications *                                600                33
 ................................................................................
Automatic Data Processing                            1,200                59
 ................................................................................
BMC Software *                                       1,600                86
 ................................................................................
Electronic Data Systems                              4,100               153
 ................................................................................
First Data                                           2,218                89
 ................................................................................
Microsoft *                                            400                50
 ................................................................................
National Data                                          800                35
 ................................................................................
Oracle *                                               900                42
 ................................................................................
Parametric Technology *                                300                13
 ................................................................................
Reynolds & Reynolds                                  1,100                26
 ................................................................................
SunGard Data Systems *                               1,000                43
 ................................................................................
Synopsys *                                             500                19
 ................................................................................
                                                                         648
                                                               .................
Distribution Services  0.1%
Ikon Office Solutions                                1,100                32
 ................................................................................
                                                                          32
                                                               .................
Environmental  0.1%
USA Waste Services *                                   700                25
 ................................................................................
                                                                          25
                                                               .................
Transportation Services  0.1%
Mitsubishi Heavy Industries (JPY)                    4,000                29
 ................................................................................
United Engineers (MYR)                               3,000                24
 ................................................................................
                                                                          53
                                                               .................
Miscellaneous Business Services  0.6%
BAA (GBP)                                            4,100                36
 ................................................................................
Corporate Express *                                  1,500                21
 ................................................................................
Omnicom                                                200                12
 ................................................................................
Sime Darby (MYR)                                     6,000                19
 ................................................................................

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


                                                Shares/Par             Value
--------------------------------------------------------------------------------
                                                                In thousands
Wallace Computer Services                              700     $          20
 ................................................................................
Waste Management                                     5,560               176
 ................................................................................
                                                                         284
                                                               .................
Airlines  0.8%
AMR *                                                  640                64
 ................................................................................
Delta                                                2,600               244
 ................................................................................
KLM (NLG)                                            1,000                29
 ................................................................................
Singapore Airlines (SGD)                             3,000                25
 ................................................................................
                                                                         362
                                                               .................
Railroads  0.1%

Burlington Northern Santa Fe                           500                42
 ................................................................................
                                                                          42
                                                               .................
Total Business Services and Transportation                             1,446
                                                               .................

ENERGY  2.5%

Energy Services  0.6%
BJ Services *                                          400                22
 ................................................................................
Camco International                                    500                26
 ................................................................................
Cooper Cameron *                                       500                41
 ................................................................................
ELF Aquitaine ADR                                      700                37
 ................................................................................
Halliburton                                            700                54
 ................................................................................
Schlumberger                                           430                51
 ................................................................................
Total ADR                                              400                18
 ................................................................................
                                                                         249
                                                               .................
Exploration and Production  0.1%
Santos (AUD)                                         7,000                29
 ................................................................................
                                                                          29
                                                               .................
Integrated Petroleum - Domestic  0.9%
Atlantic Richfield                                     700               102
 ................................................................................
British Petroleum ADR                                1,340               194
 ................................................................................
Unocal                                                 500                21
 ................................................................................
USX-Marathon                                         3,000                89
 ................................................................................
                                                                         406
                                                               .................
Integrated Petroleum - International  0.9%
ENI S.P.A. ADR                                         700                35
 ................................................................................
Exxon                                                  660                39
 ................................................................................

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


                                                Shares/Par             Value
--------------------------------------------------------------------------------
                                                                In thousands
Mobil                                                  800     $         112
 ................................................................................
Repsol ADR                                             500                21
 ................................................................................
Royal Dutch Petroleum ADR                              300                59
 ................................................................................
Shell Transport & Trading ADR                          500                60
 ................................................................................
Texaco                                                 800                87
 ................................................................................
                                                                         413
                                                               .................
Total Energy                                                           1,097
                                                               .................
PROCESS INDUSTRIES  3.1%

Diversified Chemicals  0.9%
Dow Chemical                                         2,700               225
 ................................................................................
DuPont                                                 800                87
 ................................................................................
Hercules                                             1,000                47
 ................................................................................
Monsanto                                               600                27
 ................................................................................
                                                                         386
                                                               .................
Specialty Chemicals  1.3%
3M                                                     400                37
 ................................................................................
A. Schulman                                          3,000                66
 ................................................................................
Akzo Nobel (NLG)                                       200                27
 ................................................................................
BASF (DEM)                                           1,000                37
 ................................................................................
Great Lakes Chemical                                 4,640               227
 ................................................................................
Morton International                                   600                19
 ................................................................................
Pall                                                 5,000               118
 ................................................................................
Technip (FRF)                                          500                51
 ................................................................................
                                                                         582
                                                               .................

Paper and Paper Products  0.6%
Dai Nippon Printing (JPY)                            3,000                60
 ................................................................................
James River                                          2,100                74
 ................................................................................
Kimberly-Clark                                       2,400               120
 ................................................................................
                                                                         254
                                                               .................
Forest Products  0.2%
Georgia-Pacific                                        300                26
 ................................................................................
International Paper                                  1,000                48
 ................................................................................
                                                                          74
                                                               .................
Building and Construction  0.1%
Blue Circle Industries (GBP)                         8,000                55
 ................................................................................
                                                                          55
                                                               .................
Total Process Industries                                               1,351
                                                               .................

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


                                                Shares/Par             Value
--------------------------------------------------------------------------------
                                                                In thousands
BASIC MATERIALS  0.9%

Metals  0.5%

Alcoa                                                  400     $          30
 ................................................................................
Nucor                                                  700                41
 ................................................................................
Reynolds Metals                                      1,700               115
 ................................................................................
Rustenburg Platinum (ZAR)                            3,000                49
 ................................................................................
                                                                         235
                                                               .................
Mining  0.2%

CRA Limited (AUD)                                    2,000                33
 ................................................................................
Newmont Mining                                       1,200                47
 ................................................................................
                                                                          80
                                                               .................
Miscellaneous Materials  0.2%

Crown Cork & Seal                                      900                52
 ................................................................................
Malayan Cement (MYR)                                26,250                44
 ................................................................................
                                                                          96
                                                               .................
Total Basic Materials                                                    411
                                                               .................
Total Common Stocks (Cost $ 14,569)                                   17,684
                                                               .................

Corporate Bonds  26.5%

Agricultural Minerals and Chemicals
  Sr. Notes, 10.75%, 9/30/03                     $  50,000                54
 ................................................................................
Agrium, 7.00%, 2/1/04                              200,000               198
 ................................................................................
Ahmanson, H.F., Sub. Notes, 7.875%, 9/1/04         100,000               103
 ................................................................................
Allied Waste North America, Sr. Sub. Notes,
  (144a) 10.25%, 12/1/06                           100,000               107
 ................................................................................
AMC Entertainment, Sr. Sub. Notes, (144a)
  9.50%, 3/15/09                                   100,000               102
 ................................................................................
American Express, 7.60%, 8/15/02                   300,000               308
 ................................................................................
American Radio Systems, Sr. Sub. Notes, 9.00%,
  2/1/06                                           100,000               102
 ................................................................................
American Safety Razor, Sr. Notes, 9.875%,
  8/1/05                                           100,000               104
 ................................................................................
American Standard, Deb.
  9.25%, 12/1/16                                   100,000               105
 ................................................................................
  9.875%, 6/1/01                                   100,000               105
 ................................................................................
Amerigas Partners L.P., Sr. Notes, 10.125%,
  4/15/07                                          100,000               105
 ................................................................................
Ametek, Sr. Notes, 9.75%, 3/15/04                   10,000                11
 ................................................................................
Associated Materials, Sr. Sub. Notes, 11.50%,
  8/15/03                                           80,000                85
 ................................................................................

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


                                                           Shares/Par      Value
--------------------------------------------------------------------------------
                                                                    In thousands
Associates Corporation, Sr. Notes, 5.25%, 3/30/00          $ 60,000    $     58
 ................................................................................
B. F. Saul REIT, Sr. Secured Notes, 11.625%, 4/1/02          90,000          96
 ................................................................................
Bank Nova Scotia, Sub. Notes, 6.25%, 9/15/08                 80,000          73
 ................................................................................
BE Aerospace, Sr. Sub. Notes, 9.875%, 2/1/06                100,000         104
 ................................................................................
Boise Cascade, Deb., 7.35%, 2/1/16                          100,000          93
 ................................................................................
Building Material Corporation of America, Sr. Disc. Notes
   STEP, Zero Coupon, 7/1/04                                100,000          90
 ................................................................................
Celestica International, Gtd. Sr. Sub. Notes
   10.50%, 12/31/06                                         200,000         215
 ................................................................................
Chancellor Radio Broadcasting, Sr. Sub. Notes
   9.375%, 10/1/04                                          100,000         102
 ................................................................................
Chief Auto Parts, Sr. Notes, 10.50%, 5/15/05                 75,000          76
 ................................................................................
Citicorp, Sub. Notes, 7.75%, 6/15/06                        100,000         103
 ................................................................................
Coca-Cola Bottling SW, Sr. Sub. Notes, 9.00%, 11/15/03       90,000          93
 ................................................................................
Coinmach, Sr. Notes, 11.75%, 11/15/05                       100,000         110
 ................................................................................
Communications & Power Industries, Sr. Sub. Notes
   12.00%, 8/1/05                                           100,000         110
 ................................................................................
Consolidated Cigar, Sr. Sub. Notes, 10.50%, 3/1/03          100,000         105
 ................................................................................
Container Corporation of America, Sr. Notes
   9.75%, 4/1/03                                            100,000         105
 ................................................................................
   10.75%, 5/1/02                                           100,000         108
 ................................................................................
Continental Airlines, PTC, 6.94%, 10/15/13                  490,196         475
 ................................................................................
Courtyard by Marriott II, Sr. Secured Notes
   10.75%, 2/1/08                                           100,000         107
 ................................................................................
Daimler-Benz Auto Grantor Trust, 3.90%, 10/15/98              2,233           2
 ................................................................................
Doane Products, Sr. Notes, 10.625%, 3/1/06                   50,000          53
 ................................................................................
Dominion Textile USA, Gtd. Sr. Notes, 9.25%, 4/1/06         100,000         104
 ................................................................................
Dr. Pepper Bottling, Sr. Disc. Notes, STEP
   Zero Coupon, 2/15/03                                     150,000         148
 ................................................................................
Dyncorp, Sr. Sub. Notes, (144a), 9.50%, 3/1/07              100,000         100
 ................................................................................
El Paso Electric, 1st Mtg. Notes, 8.90%, 2/1/06             100,000         106
 ................................................................................
Eli Lilly & Company, 7.125%, 6/1/25                         400,000         383
 ................................................................................
Energy Corporation of America, Sr. Sub. Notes, (144a)
   9.50%, 5/15/07                                           100,000         100
 ................................................................................
Fairchild Semiconductor, Sr. Sub. Notes, (144a)
   10.125%, 3/15/07                                         100,000         106
 ................................................................................
Fairfax Financial Holdings, 8.25%, 10/1/15                  250,000         253
 ................................................................................

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


                                                      Shares/Par         Value
--------------------------------------------------------------------------------
                                                                  In thousands
Ferrellgas, Sr. Notes, 10.00%, 8/1/01                   $ 90,000    $       93
 ................................................................................
First Federal Financial, 11.75%, 10/1/04                 100,000           109
 ................................................................................
Foamex, Sr. Sub. Deb., 11.875%, 10/1/04                   50,000            54
 ................................................................................
Frontiervision Operating Partners, Sr. Sub. Notes
   11.00%, 10/15/06                                      100,000           104
 ................................................................................
Fundy Cable, Sr. Secured 2nd Priority Notes
   11.00%, 11/15/05                                      100,000           107
 ................................................................................
Grand Casinos, 1st Mtg. Notes, 10.125%, 12/1/03          100,000           104
 ................................................................................
Grand Metropolitan Investment, Gtd., 9.00%, 8/15/11      300,000           342
 ................................................................................
Herff Jones, Sr. Sub. Notes, 11.00%, 8/15/05             100,000           107
 ................................................................................
Host Marriott Travel Plazas, Sr. Notes, 9.50%, 5/15/05   100,000           105
 ................................................................................
Imed, Sr. Sub. Notes, (144a), 9.75%, 12/1/06             100,000           102
 ................................................................................
International Knife & Saw, Sr. Sub. Notes
   11.375%, 11/15/06                                      50,000            53
 ................................................................................
Intertek Finance, Sr. Sub. Notes, 10.25%, 11/1/06        100,000           104
 ................................................................................
Jordan Industries, Sr. Notes, 10.375%, 8/1/03             75,000            75
 ................................................................................
K & F Industries, Sr. Sub. Notes, 10.375%, 9/1/04        100,000           105
 ................................................................................
Keebler, Sr. Sub. Notes, 10.75%, 7/1/06                  125,000           138
 ................................................................................
Kelley Oil & Gas, Sr. Sub. Notes, 10.375%, 10/15/06      100,000           104
 ................................................................................
Loomis, Fargo & Co., Sr. Sub. Notes, (144a)
   10.00%, 1/15/04                                       100,000           103
 ................................................................................
Maxxam Group Holdings, Sr. Secured Notes
   12.00%, 8/1/03                                        100,000           103
 ................................................................................
Northrop Grumman, 7.00%, 3/1/06                           70,000            68
 ................................................................................
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06            50,000            54
 ................................................................................
Pennsylvania Power and Light, 1st Mtg. Notes
   6.50%, 4/1/05                                         100,000            95
 ................................................................................
Pillowtex, Gtd. Sr. Sub. Notes, 10.00%, 11/15/06         100,000           105
 ................................................................................
Plastic Containers, Sr. Secured Notes, (144a)
   10.00%, 12/15/06                                      100,000           104
 ................................................................................
PNC Bank, 7.875%, 4/15/05                                100,000           103
 ................................................................................
Pride Petroleum Services, Sr. Notes, 9.375%, 5/1/07      100,000           104
 ................................................................................
Prime Hospitality, Sr. Sub. Notes, 9.75%, 4/1/07         100,000           103
 ................................................................................
Principal Mutual, (144a), 8.00%, 3/1/44                  250,000           244
 ................................................................................
Procter & Gamble Profit, Deb., 9.36%, 1/1/21             100,000           118
 ................................................................................
Provident Capital Trust I, Gtd. Bonds, 8.60%, 12/1/26    300,000           292
 ................................................................................

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


                                                         Shares/Par       Value
--------------------------------------------------------------------------------
                                                                   In thousands
Public Service Electric & Gas, 1st Mtg. Notes
   7.00%, 9/1/24                                           $193,000   $     174
 ................................................................................
Quest Diagnostic, Gtd. Sr. Sub. Notes, 10.75%, 12/15/06      50,000          53
 ................................................................................
Revlon Consumer Products, Sr. Sub. Notes
   10.50%, 2/15/03                                           75,000          79
 ................................................................................
Rio Hotel & Casino, Sr. Sub. Notes, 9.50%, 4/15/07          100,000         102
 ................................................................................
Rogers Cablesystems, Sr. Secured 2nd Priority Notes
   10.00%, 3/15/05                                           90,000          97
 ................................................................................
Rouse, 8.50%, 1/15/03                                        60,000          62
 ................................................................................
Safelite Glass, Sr. Sub. Notes, (144a), 9.875%, 12/15/06    100,000         106
 ................................................................................
Safeway, Sr. Sub. Deb., 9.875%, 3/15/07                      90,000         103
 ................................................................................
Shawmut National, Sub. Notes, 7.20%, 4/15/03                 60,000          60
 ................................................................................
Silgan, Sr. Sub. Notes, 11.75%, 6/15/02                      90,000          95
 ................................................................................
Six Flags Theme Parks, Sr. Sub. Disc. Notes, STEP
   Zero Coupon, 6/15/05                                     100,000         102
 ................................................................................
Speedy Muffler King, Sr. Notes, 10.875%, 10/1/06             50,000          53
 ................................................................................
TeleWest, Sr. Disc. Deb., STEP
   Zero Coupon, 10/1/07                                     100,000          70
 ................................................................................
Tenet Healthcare, Sr. Sub. Notes, 8.625%, 1/15/07           100,000         101
 ................................................................................
Tenneco, 8.20%, 11/15/99                                     60,000          62
 ................................................................................
Texas Utilities, 1st Mtg. Bonds, 7.375%, 10/1/25            120,000         112
 ................................................................................
Texas-New Mexico Power, Deb., 12.50%, 1/15/99               200,000         215
 ................................................................................
Time Warner Entertainment, Deb., 8.375%, 3/15/23            300,000         302
 ................................................................................
TLC Beatrice International Holdings, Sr. Secured Notes
   11.50%, 10/1/05                                          100,000         111
 ................................................................................
Trump Atlantic City Associates, 1st Mtg. Notes
   11.25%, 5/1/06                                            50,000          49
 ................................................................................
United Artists Theatre Circuit, PTC, 9.30%, 7/1/15           98,314          95
 ................................................................................
US Can, Sr. Gtd. Notes, 10.125%, 10/15/06                   100,000         106
 ................................................................................
USF&G Capital II, Gtd. Notes, 8.47%, 1/10/27                500,000         494
 ................................................................................
Wal-Mart Stores, Deb., 7.25%, 6/1/13                        170,000         168
 ................................................................................
Westinghouse Electric, Deb., 8.875%, 6/1/01                 100,000         104
 ................................................................................
Westpoint Stevens, Sr. Sub. Deb. Notes, 9.375%, 12/15/05    100,000         104
 ................................................................................
Windy Hill Pet Food, Sr. Sub. Notes, (144a)
   9.75%, 5/15/07                                           100,000         101
 ................................................................................
Total Corporate Bonds (Cost $ 11,625)                                    11,749
                                                                      ..........

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


                                                                                         Shares/Par           Value
-------------------------------------------------------------------------------------------------------------------
                                                                                                       In thousands

Foreign Government Obligations/
Agencies  4.2%
Commonwealth of Australia
    9.50%, 8/15/03                                   AUD                                     10,000      $        8
 ...................................................................................................................
European Investment Bank,
    3.00%, 9/20/06                                   JPY                                 18,000,000             159
 ...................................................................................................................
Federal Republic of Germany
    6.00%, 7/4/07                                    DEM                                    150,000              88
    ...............................................................................................................
    6.50%, 7/15/03                                   DEM                                    425,000             264
    ...............................................................................................................
    8.50%, 8/21/00                                   DEM                                    145,000              95
 ...................................................................................................................
Government of Canada
    6.50%, 6/1/04                                    CAD                                     30,000              22
    ...............................................................................................................
    8.50%, 4/1/02                                    CAD                                     45,000              36
    ...............................................................................................................
    9.75%, 6/1/21                                    CAD                                     70,000              66
 ...................................................................................................................
Government of France
    5.50%, 4/25/07                                   FRF                                    520,000              88
    ...............................................................................................................
    8.25%, 2/27/04                                   FRF                                    270,000              54
 ...................................................................................................................
Government of Japan, 4.50%, 6/20/03 ++               JPY                                 40,500,000             388
 ...................................................................................................................
Int'l Bank for Reconstruction & Development
    6.75%, 3/15/00                                   JPY                                  6,000,000              59
 ...................................................................................................................
Kingdom of Belgium, 7.25%, 4/29/04                   BEF                                  2,900,000              90
 ...................................................................................................................
Kingdom of Denmark, 7.00%, 12/15/04                  DKK                                    120,000              19
 ...................................................................................................................
Kingdom of Spain, 8.00%, 5/30/04                     ESP                                  8,000,000              60
 ...................................................................................................................
Kingdom of Sweden, 6.00%, 2/9/05                     SEK                                    100,000              12
 ...................................................................................................................
Republic of Italy, 8.50%, 8/1/04                     ITL                                275,000,000             173
 ...................................................................................................................
United Kingdom Treasury
    7.50%, 12/7/06                                   GBP                                     30,000              50
    ...............................................................................................................
    8.50%, 12/7/05                                   GBP                                     65,000             115
    ...............................................................................................................
    9.00%, 3/3/00                                    GBP                                     25,000              43
    ...............................................................................................................
Total Foreign Government Obligations/Agencies (Cost $1,853)                                                   1,889
                                                                                                         ..........
U.S. Government Mortgage-Backed
Securities 13.2%
Government National Mortgage Assn., I
    6.00%, 1/15/24 - 5/15/26                                                           $  1,219,748           1,130
    ...............................................................................................................
    6.50%, 7/15/23 - 4/15/26                                                              1,234,408           1,177
    ...............................................................................................................

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


                                                                   Shares/Par               Value
-------------------------------------------------------------------------------------------------
                                                                                     In thousands
    7.00%, 2/15/27                                                 $1,008,192        $        981
    .............................................................................................
    7.50%, 9/15/22 - 12/15/25                                       1,367,873               1,372
    .............................................................................................
    8.00%, 1/15/22 - 11/15/24                                         595,726                 611
    .............................................................................................
    8.50%, 9/15/24                                                    347,062                 362
    .............................................................................................
    10.50%, 2/15 - 10/15/13                                            15,136                  17
 .................................................................................................
Government National Mortgage Assn., II
    8.00%, 10/20/25                                                   195,684                 199
 .................................................................................................
Total U.S. Government Mortgage-Backed Securities (Cost $5,710)                              5,849
                                                                                     ............

U.S. Government Obligations/
Agencies  5.1%

Cooperative Utility Trust
    9.50%, 2/15/17                                                    400,000                 427
 .................................................................................................
Tennessee Valley Authority
    6.235%, 7/15/45                                                   500,000                 494
    .............................................................................................
    7.25%, 7/15/43                                                     60,000                  56
    .............................................................................................
    8.25%, 4/15/42                                                  1,189,000               1,277
 .................................................................................................
Total U.S. Government Obligations/Agencies (Cost $2,165)                                    2,254
                                                                                     ............

Short-Term Investments  9.8%

Commercial Paper  9.0%

Asset Securitization Cooperative, 4(2), 5.55%, 6/11/97              1,000,000                 998
 .................................................................................................
Caisse des Depots et Consignations, 4(2), 5.58%, 6/17/97            1,000,000                 998
 .................................................................................................
Falcon Asset Securitization, 4(2), 5.58%, 6/17/97                   1,000,000                 998
 .................................................................................................
Preferred Receivables Funding, 5.58%, 6/12/97                       1,000,000                 998
 .................................................................................................
                                                                                            3,992
                                                                                     ............
Medium-Term Notes  0.8%

Nationsbank Texas, VR, 5.66%, 6/18/97                                 375,000                 375
 .................................................................................................
                                                                                              375
                                                                                     ............
Total Short-Term Investments (Cost $4,367)                                                  4,367
                                                                                     ............

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


                                                                       Value
--------------------------------------------------------------------------------
                                                                In thousands



Total Investments in Securities
98.7% of Net Assets (Cost $40,289)                                $      43,792

Other Assets Less Liabilities                                               576
                                                                  ..............
NET ASSETS                                                        $      44,368
                                                                  --------------
Net Assets Consist of:
Accumulated net investment income - net of distributions          $         364

Accumulated net realized gain/loss - net of distributions                   795

Net unrealized gain (loss)                                                3,484

Paid-in-capital applicable to 3,704,813 shares of $0.0001 par
value capital stock outstanding; 1,000,000,000 shares authorized         39,725
                                                                  ..............

NET ASSETS                                                        $      44,368
                                                                  --------------

NET ASSET VALUE PER SHARE                                         $       11.98
                                                                  --------------

*     Non-income producing
++ Securities contain some restrictions as to public resale--total of such securities at year-end amounts to 0.9% of net assets.
PTC   Pass-through Certificate
REIT  Real Estate Investment Trust
STEP  Stepped Coupon Bond
VR    Variable rate
4(2) Commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4.2 of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at year-end amounts to 2.9% of net assets.

 AUD  Australian dollar
 BEF  Belgian franc
 CAD  Canadian dollar
 CHF  Swiss franc
 DEM  German deutschemark
 DKK  Danish krone
 ESP  Spanish peseta
 FIM  Finnish mark
 FRF  French franc
 GBP  British sterling
 HKD  Hong Kong dollar
 ITL  Italian lira
 JPY  Japanese yen
 MYR  Malaysian ringgit
 NLG  Dutch guilder
 NZD  New Zealand dollar
 SEK  Swedish krona
 SGD  Singapore dollar
 ZAR  South African rand
   L  Local registered shares


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


-----------------------
Statement of Operations
---------------------------------------------------
In thousands

                                            Year
                                           Ended
                                         5/31/97
Investment Income
Income
 Interest                                  $1,519
 Dividend                                     276
 Other                                         20
                                          .........
 Total income                               1,815
                                          .........

Expenses
 Custody and accounting                       122
 Shareholder servicing                        106
 Registration                                  31
 Investment management                         22
 Legal and audit                               18
 Prospectus and shareholder reports             7
 Directors                                      6
 Miscellaneous                                 11
                                          .........
 Total expenses                               323
                                          .........
Net investment income                       1,492
                                          .........

Realized and Unrealized Gain (Loss)
Net realized gain (loss)
 Securities                                 2,236
 Foreign currency transactions                (18)
                                          .........
 Net realized gain (loss)                   2,218
                                          .........
Change in net unrealized gain or loss
 Securities                                 1,029
 Other assets and liabilities
 denominated in foreign currencies            (15)
                                          .........
 Change in net unrealized gain or loss      1,014
                                          .........
Net realized and unrealized gain (loss)     3,232
                                          .........

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                     $4,724
                                          ---------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Income Fund
--------------------------------------------------------------------------------


----------------------------------
Statement of Changes in Net Assets
------------------------------------------------------------------------------
In thousands

                                                          Year         Year
                                                         Ended        Ended
                                                       5/31/97      5/31/96
Increase (Decrease) in Net Assets
Operations
 Net investment income                                $  1,492      $ 1,040
 Net realized gain (loss)                                2,218        1,154
 Change in net unrealized gain or loss                   1,014          793
                                                     ........................
 Increase (decrease) in net assets from operations       4,724        2,987
                                                     ........................
Distributions to shareholders
 Net investment income                                  (1,385)        (974)
 Net realized gain                                      (2,421)        (207)
                                                     ........................
 Decrease in net assets from distributions              (3,806)      (1,181)
                                                     ........................
Capital share transactions*
 Shares sold                                            24,669       10,965
 Distributions reinvested                                3,613        1,076
 Shares redeemed                                       (10,449)      (9,020)
                                                     ........................
 Increase (decrease) in net assets from capital
 share transactions                                     17,833        3,021
                                                     ........................
Net equalization                                            72           13
                                                     ........................

Net Assets
 Increase (decrease) during period                      18,823        4,840
 Beginning of period                                    25,545       20,705
                                                     ........................

End of period                                         $ 44,368      $25,545
                                                     ------------------------
*Share information
 Shares sold                                             2,135          949
 Distributions reinvested                                  315           94
 Shares redeeemed                                         (900)        (780)
                                                     ........................
 Increase (decrease) in shares outstanding               1,550          263

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Personal Strategy Funds
--------------------------------------------------------------------------------
                                                                    May 31, 1997

-----------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1 - Significant Accounting Policies

     T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Income Fund (the Income Fund), the Personal Strategy Balanced Fund (the Balanced Fund), and the Personal Strategy Growth Fund (the Growth Fund), diversified, open-end management investment companies, are three of the portfolios established by the corporation and commenced operations on July 29, 1994.

     Valuation Equity securities are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

     For purposes of determining each fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of that fund, as authorized by the Board of Directors.

     Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

T. Rowe Price Personal Strategy Funds
--------------------------------------------------------------------------------

     Premiums and Discounts Premiums and discounts on debt securities, other than mortgage-backed securities, are amortized for both financial reporting and tax purposes. Premiums and discounts on mortgage-backed securities are recognized upon principal repayment as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by each fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Effective January 1, 1997, the Growth Fund discontinued its practice of equalization. The results of operations and net assets were not affected by this change. The Income and Balanced Funds follow the practice of equalization, under which undistributed net investment income per share is unaffected by fund shares sold or redeemed.

Note 2 - Investment Transactions

     Consistent with their investment objectives, the funds engage in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of each fund are described more fully in each fund's prospectus and Statement of Additional Information.

     Noninvestment-Grade Debt Securities At May 31, 1997, each fund held investments in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

     Commercial Paper Joint Account Each fund, and other affiliated funds, may transfer uninvested cash into a commercial paper joint account, the daily aggregate balance of which is invested in high-grade commercial paper. All securities purchased by the joint account satisfy each fund's criteria as to quality, yield, and liquidity.

     Securities Lending Each fund lends its securities to approved brokers to earn additional income and takes cash and U.S. Treasury securities as collateral to

T. Rowe Price Personal Strategy Funds
--------------------------------------------------------------------------------

     secure the loans. Collateral is maintained at not less than 100% of the value of loaned securities. At May 31, 1997, the value of securities on loan by the Income Fund was $3,965,000, by the Balanced Fund was $12,028,000, and by the Growth Fund was $4,561,000. Although the risk is mitigated by the collateral, each fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

     Other Purchases and sales of portfolio securities, other than short-term securities, for the year ended May 31, 1997, were as follows:

--------------------------------------------------------------------------------
                                Income Fund Balanced Fund  Growth Fund
U.S. government securities
  Purchases                     $ 2,043,000  $ 11,426,000  $ 2,816,000
  Sales                             457,000       985,000       91,000
Other securities
  Purchases                      23,602,000   140,518,000   48,060,000
  Sales                          13,162,000    84,327,000   16,317,000

Note 3 - Federal Income Taxes

     No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     In order for each fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended May 31, 1997. The results of operations and net assets were not affected by the reclassifications.

--------------------------------------------------------------------------------
                                    Income Fund  Balanced Fund  Growth Fund
Undistributed net investment income    $(18,000)     $(165,000)      $8,000
Paid-in-capital                          18,000        165,000       (8,000)

T. Rowe Price Personal Strategy Funds
--------------------------------------------------------------------------------

At May 31, 1997, the aggregate costs of investments for the Income, Balanced, and Growth Funds for federal income tax and financial reporting purposes were $40,289,000, $183,489,000, and $59,107,000, respectively. Net unrealized gain
(loss) on investments was as follows:

---------------------------------------------------------------------
                             Income Fund Balanced Fund   Growth Fund

Appreciated investments       $4,036,000   $21,860,000   $ 9,278,000
Depreciated investments         (533,000)   (3,515,000)   (1,082,000)
                              .......................................

Net unrealized gain (loss)    $3,503,000   $18,345,000   $ 8,196,000
                              ---------------------------------------

NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between each fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $7,000, $96,000, and $20,000 were payable at May 31, 1997 by the Income, Balanced, and Growth Funds, respectively. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets for the Income Fund, 0.25% of average daily net assets for the Balanced Fund, and 0.30% of average daily net assets for the Growth Fund, and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At May 31, 1997, and for the year then ended, the effective annual group fee rate was 0.33%. Each fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

Under the terms of the investment management agreement, the manager is required to bear any expenses through May 31, 1998, which would cause each fund's ratio of expenses to average net assets to exceed 0.95% for the Income Fund, 1.05% for the Balanced Fund, and 1.10% for the Growth Fund. Thereafter, through May 31, 2000, each fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 0.95%, 1.05%, and 1.10%, respectively. Pursuant to this agreement, $141,000, $62,000, and $177,000 of management fees were not accrued by the Income, Balanced, and Growth Funds, respectively for the year ended May 31, 1997. Pursuant to a previous agreement, $285,000, $191,000, and $325,000 of fees and expenses remain

T. Rowe Price Personal Strategy Funds
--------------------------------------------------------------------------------

subject to reimbursement through May 31, 1998 for the Income, Balanced, and Growth Funds, respectively.

In addition, each fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which each fund receives certain other services. The manager computes the daily share price and maintains the financial records of each fund. T. Rowe Price Services, Inc., is each fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in each fund. The Income, Balanced, and Growth Funds incurred expenses pursuant to these related party agreements totaling approximately $157,000, $578,000, and $211,000, respectively, for the year ended May 31, 1997, of which $15,000, $52,000, and $21,000, respectively, were payable at period-end.

During the year ended May 31, 1997, the Income, Balanced, and Growth Funds, in the ordinary course of business, placed security purchase and sale orders aggregating $478,000, $3,611,000, and $1,474,000, respectively, with certain affiliates of the manager and paid commissions of $3,000, $20,000, and $9,000, respectively related thereto.

T. Rowe Price Personal Strategy Funds
--------------------------------------------------------------------------------

---------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of T. Rowe Price Personal Strategy Funds, Inc.

     We have audited the accompanying statement of net assets of T. Rowe Price Personal Strategy Income Fund, T. Rowe Price Personal Strategy Balanced Fund and T. Rowe Price Personal Strategy Growth Fund (collectively the "Funds") as of May 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of May 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights, referred to above present fairly, in all material respects, the financial position of T. Rowe Price Personal Strategy Income Fund, T. Rowe Price Personal Strategy Balanced Fund and T. Rowe Price Personal Strategy Growth Fund as of May 31, 1997, the results of their operations, the changes in their net assets and financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.

     COOPERS & LYBRAND L.L.P.
     Baltimore, Maryland
     June 18, 1997

T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------

     Investment Services And Information

     Knowledgeable Service Representatives

        By Phone Shareholder service representatives are available from 8 a.m. to 10 p.m. ET Monday through Friday and from 8:30 a.m. to 5 p.m. ET on weekends. Call 1-800-225-5132 to speak directly with a representative who will be able to assist you with your accounts.

        In Person Visit one of our investor center locations to meet with a representative who will be able to assist you with your accounts. You can also drop off applications or obtain prospectuses and other literature at these centers.

     Automated 24-Hour Services

        Tele*Access(R) Call 1-800-638-2587 to obtain information such as account balance, date and amount of your last transaction, latest dividend payment, fund prices, and yields. Additionally, you have the ability to request prospectuses, statements, and account and tax forms; to reorder checks; and to initiate purchase, redemption, and exchange orders for identically registered accounts.

        T. Rowe Price OnLine Through a personal computer via dial-up modem, you can replicate all the services available on Tele*Access plus conduct transactions in your Discount Brokerage and Variable Annuity accounts.

     Account Services

        Checking Write checks for $500 or more on any money market and most bond fund accounts (except the High Yield and Emerging Markets Bond Funds).

        Automatic Investing Build your account over time by investing directly from your bank account or paycheck with Automatic Asset Builder. Additionally, Automatic Exchange enables you to set up systematic investments from one fund account into another, such as from a money fund into a stock fund. A $50 minimum makes it easy to get started.

T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------

        Automatic Withdrawal If you need money from your fund account on a regular basis, you can establish scheduled, automatic redemptions.

        Dividend and Capital Gains Payment Options Reinvest all or some of your distributions, or take them in cash. We give you maximum flexibility and convenience.

     DISCOUNT BROKERAGE*

        Investments Available You can trade stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.

        To Open an Account Call a shareholder service representative for more information.

     INVESTMENT INFORMATION

        Combined Statement A comprehensive overview of your T. Rowe Price accounts is provided. The summary page gives you earnings by tax category, provides total portfolio value, and lists your investments by type--stock, bond, and money market. Detail pages itemize account transactions by fund.

        Shareholder Reports Portfolio managers review the performance of the funds in plain language and discuss T. Rowe Price's economic outlook.

        T. Rowe Price Report This is a quarterly newsletter with relevant articles on market trends, personal financial planning, and T. Rowe Price's economic perspective.

        Performance Update This quarterly report reviews recent market develop-ments and provides comprehensive performance information for every T. Rowe Price fund.

        Insights This library of information includes reports on mutual fund tax issues, investment strategies, and financial markets.

        Detailed Investment Guides Our widely acclaimed Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Retirees Financial Guide, and Retirement Planning Kit (also available on disk for PC use) can help you determine and reach your investment goals.


        *A division of T. Rowe Price Investment Services, Inc.  Member
        NASD/SIPC.

T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------


Stock Funds                     BOND FUNDS
 ............................    ..............................    .............................
Domestic                        Domestic Taxable                  International/Global
Balanced                        Corporate Income                  Global Government Bond
Blue Chip Growth                GNMA                              Emerging Markets Bond
Capital Appreciation            High Yield                        International Bond
Capital Opportunity             New Income
Dividend Growth                 Short-Term Bond                   MONEY MARKET FUNDS
Equity Income                   Short-Term U.S. Government        .............................
Equity Index                    Spectrum Income                   Taxable
Financial Services              Summit GNMA                       Prime Reserve
Growth & Income                 Summit Limited-Term Bond          Summit Cash Reserves
Growth Stock                    U.S. Treasury Intermediate        U.S. Treasury Money
Health Sciences                 U.S. Treasury Long-Term
Mid-Cap Growth                                                    Tax-Free
Mid-Cap Value                   Domestic Tax-Free                 California Tax-Free Money
New America Growth              California Tax-Free Bond          New York Tax-Free Money
New Era                         Florida Insured                   Summit Municipal
New Horizons*                   Intermediate Tax-Free             Money Market
Science & Technology            Georgia Tax-Free Bond             Tax-Exempt Money
Small-Cap Stock**               Maryland Short-Term
Small-Cap Value*                Tax-Free Bond                     BLENDED ASSET FUNDS
Spectrum Growth                 Maryland Tax-Free Bond            .............................
Value                           New Jersey Tax-Free Bond          Personal Strategy Income
                                New York Tax-Free Bond            Personal Strategy Balanced
International/Global            Summit Municipal Income           Personal Strategy Growth
Emerging Markets Stock          Summit Municipal Intermediate
European Stock                  Tax-Free High Yield               T. Rowe Price No-Load
Global Stock                    Tax-Free Income                   Variable Annuity
International Discovery         Tax-Free Insured                  ...............................
International Stock             Intermediate Bond                 Equity Income Portfolio
Japan                           Tax-Free Short-Intermediate       International Stock Portfolio
Latin America                   Virginia Short-Term               Limited-Term Bond Portfolio
New Asia                        Tax-Free Bond                     Mid-Cap Growth Portfolio
Spectrum International          Virginia Tax-Free Bond            New America Growth Portfolio
                                                                  Personal Strategy Balanced Portfolio
                                                                  Prime Reserve Portfolio

*Closed to new investors.
**Formerly the OTC Fund.

Please call for a prospectus. Read it carefully before you invest or send money.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY.
T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For yield, price, last transaction,         Investor Centers:
current balance, or to conduct              101 East Lombard St.
transactions, 24 hours, 7 days              Baltimore, MD 21202
a week, call Tele*Access(R):
1-800-638-2587 toll free
                                            T. Rowe Price
For assistance                              Financial Center
with your existing                          10090 Red Run Blvd.
fund account, call:                         Owings Mills, MD 21117
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area                 Farragut Square
                                            900 17th Street, N.W.
To open a Discount Brokerage                Washington, D.C. 20006
account or obtain information,
call:   1-800-638-5660 toll free
                                            ARCO Tower
Internet address:                           31st Floor
www.troweprice.com                          515 South Flower St.
                                            Los Angeles, CA 90071
T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202                  4200 West Cypress St.
                                            10th Floor
This report is authorized for               Tampa, FL 33607
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Personal Strategy Funds.


[LOGO OF T. ROWE PRICE APPEARS HERE]